Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 24, 2012
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES, INC.
Central Index Key	dei_EntityCentralIndexKey	0001020861
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 24, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Focused Balanced Strategy Portfolio (Prospectus Summary): | Focused Balanced Strategy Portfolio
Focused Balanced Strategy Portfolio

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated January 24, 2012 to the Prospectus

dated March 1, 2011, as supplemented and amended to date

The Portfolios invest in a combination of funds that serves as underlying funds for the Portfolios. The Board of Directors of SunAmerica Series, Inc. approved changes to the principal investment strategies of each Portfolio to permit the Portfolio to invest in the SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund (each a “Fund” and collectively, the “Funds”), each a series of SunAmerica Specialty Series. Accordingly, effective January 24, 2012, the Prospectus is hereby amended as set out below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUSFOR FUTURE REFERENCE.

SUP5_AAPRO_2-11

The following changes are made to the “Principal Investment Strategies and Techniques of the Portfolio” subsection of the relevant “Portfolio Highlights” section with respect to each Portfolio:
•

The disclosure regarding each Portfolio’s principal investment technique is updated to reflect the ability of the Portfolio to allocate a portion of its assets to the Funds as part of its principal investment technique.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Focused Balanced Strategy Portfolio (Prospectus Summary): | Focused Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Balanced Strategy Portfolio
Supplement Text	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated January 24, 2012 to the Prospectus

dated March 1, 2011, as supplemented and amended to date

The Portfolios invest in a combination of funds that serves as underlying funds for the Portfolios. The Board of Directors of SunAmerica Series, Inc. approved changes to the principal investment strategies of each Portfolio to permit the Portfolio to invest in the SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund (each a “Fund” and collectively, the “Funds”), each a series of SunAmerica Specialty Series. Accordingly, effective January 24, 2012, the Prospectus is hereby amended as set out below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUSFOR FUTURE REFERENCE.

SUP5_AAPRO_2-11

Investment Strategy, Heading	rr_StrategyHeading	The following changes are made to the “Principal Investment Strategies and Techniques of the Portfolio” subsection of the relevant “Portfolio Highlights” section with respect to each Portfolio:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
•

The disclosure regarding each Portfolio’s principal investment technique is updated to reflect the ability of the Portfolio to allocate a portion of its assets to the Funds as part of its principal investment technique.

Focused Multi-Asset Strategy Portfolio (Prospectus Summary): | Focused Multi-Asset Strategy Portfolio
Focused Multi-Asset Strategy Portfolio

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated January 24, 2012 to the Prospectus

dated March 1, 2011, as supplemented and amended to date

The Portfolios invest in a combination of funds that serves as underlying funds for the Portfolios. The Board of Directors of SunAmerica Series, Inc. approved changes to the principal investment strategies of each Portfolio to permit the Portfolio to invest in the SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund (each a “Fund” and collectively, the “Funds”), each a series of SunAmerica Specialty Series. Accordingly, effective January 24, 2012, the Prospectus is hereby amended as set out below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUSFOR FUTURE REFERENCE.

SUP5_AAPRO_2-11

The following changes are made to the “Principal Investment Strategies and Techniques of the Portfolio” subsection of the relevant “Portfolio Highlights” section with respect to each Portfolio:
•

The disclosure regarding each Portfolio’s principal investment technique is updated to reflect the ability of the Portfolio to allocate a portion of its assets to the Funds as part of its principal investment technique.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Focused Multi-Asset Strategy Portfolio (Prospectus Summary): | Focused Multi-Asset Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Multi-Asset Strategy Portfolio
Supplement Text	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated January 24, 2012 to the Prospectus

dated March 1, 2011, as supplemented and amended to date

The Portfolios invest in a combination of funds that serves as underlying funds for the Portfolios. The Board of Directors of SunAmerica Series, Inc. approved changes to the principal investment strategies of each Portfolio to permit the Portfolio to invest in the SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund (each a “Fund” and collectively, the “Funds”), each a series of SunAmerica Specialty Series. Accordingly, effective January 24, 2012, the Prospectus is hereby amended as set out below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUSFOR FUTURE REFERENCE.

SUP5_AAPRO_2-11

Investment Strategy, Heading	rr_StrategyHeading	The following changes are made to the “Principal Investment Strategies and Techniques of the Portfolio” subsection of the relevant “Portfolio Highlights” section with respect to each Portfolio:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
•

The disclosure regarding each Portfolio’s principal investment technique is updated to reflect the ability of the Portfolio to allocate a portion of its assets to the Funds as part of its principal investment technique.